SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Annual Depreciation Rates

%

Buildings	3 - 4
Machinery and equipment	10 - 33 (mainly 10%)
Motor vehicles	15
Promotional displays	25 - 50
Office furniture and equipment	6 - 33
Leasehold improvements	By the shorter of the term of the lease or the useful life of the assets

Schedule of Fair Value Assumptions for Stock Options
2012

Dividend yield	0%
Expected volatility	44.88%-73.44%
Risk-free interest	0.19%-1.1%
Contractual term	4-9 years
Forfeiture rate	0%
Suboptimal exercise multiple	1.5

Schedule of Product Warranty Accrual

	December 31,
	2011	2012

Warranty provision, beginning of year	$962	$1,308
Charged to costs and expenses relating to new sales	845	732
Costs of warranties granted	(405)	(803)
Foreign currency translation adjustments	(94)	(35)

Warranty provision, end of year	$1,308	$1,202

Schedule of Changes in Allowance for Doubtful Accounts
	Year ended December 31,
	2010	2011	2012

Balance at the beginning of the year	$911	$919	$1,112
Doubtful debt expenses during the year	601	411	413
Customers write-offs/collection during the year	(610)	(144)	(599)
Exchange rate	17	(74)	33

	$919	$1,112	$959

Schedule of Accumulated Other Comprehensive Income (Loss)
	Year ended December 31,
	2010	2011	2012

Foreign currency translation adjustments	$5,075	$4,486	$4,749

Total accumulated other comprehensive income	$5,075	$4,486	$4,749